Acquisitions and disposals (Details 3) - Acquisition of "Los Gallegos" Shopping Mall [Member] $ in Millions	Jun. 30, 2026 ARS ($)
Statement [Line Items]
Investment properties	$ 22,320
Property, plant and equipment	225
Income tax credit	66
Trade and other receivables	813
Inventories	210
Borrowings	(2,825)
Deferred income tax liabilities	(2,136)
Trade and other payables	(917)
Provisions	(393)
Salaries and social security liabilities	(3,887)
Cash and cash equivalents	5,514
Total identifiable net assets	18,990
Total acquisition consideration	$ 18,990